Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss - Financial Asset [Member] - AUD ($)		1 Months Ended			12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets		$ (557,676)	$ (523,666)		$ (557,676)
Financial assets
Balance at acquisition date					1,834,034
Net foreign exchange gains					20,595
Share of loss from associates	[1]				(101,603)
Issue of Ateria contingent shares	[1]				(1,195,350)
Balance at 30 June 2024			1,834,034
Level 2 [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets					(221,620)
Financial assets
Balance at acquisition date					221,620
Net foreign exchange gains
Share of loss from associates	[1]
Issue of Ateria contingent shares	[1]
Balance at 30 June 2024			221,620
Level 3 [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets					(336,056)
Financial assets
Balance at acquisition date					1,612,414
Net foreign exchange gains					20,595
Share of loss from associates	[1]				(101,603)
Issue of Ateria contingent shares	[1]				(1,195,350)
Balance at 30 June 2024			$ 1,612,414

[1]	Note: (refer to Note 10(b)).